Operating Leases (Tables)	12 Months Ended
Dec. 31, 2018
Leases, Operating [Abstract]
Future Rental Commitments Over the Next Five Years Under Non-cancelable Operating Leases
A summary of future rental commitments over the next five years under non-cancelable operating leases follows (in thousands):

Years Ending December 31,
2019	$13,248
2020	12,857
2021	11,075
2022	10,821
2023	9,205
Total	$57,206